Total
Class R6 Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Limited Term Tax-Exempt Bond Fund of America®
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®

Prospectus Supplement

May 1, 2022

(for prospectus dated October 1, 2021)

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for Limited Term Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Limited Term Tax-Exempt Bond Fund of America
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class R6 Prospectus LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA Class R-6
Management fees	0.18%	[1]
Distribution and/or service (12b-1) fees	none
Other expenses	0.04%
Total annual fund operating expenses	0.22%
[1]	Restated to reflect current fees.

Expense Example	1 year	3 years	5 years	10 years
Class R6 Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class R-6 | USD ($)	23	71	124	280

Keep this supplement with your prospectus.